PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	$ 2.5	$ 4.2
Net of Loading	2.5	4.2
Ordinary new business
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	(0.1)	0.0
Net of Loading	(0.1)	0.0
Ordinary renewal
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	2.2	3.4
Net of Loading	2.2	3.4
Group life
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	0.4	0.8
Net of Loading	$ 0.4	$ 0.8